Description Of Company And Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule Of Revenues And Receivables From Major Customers
The following tables present summarized data related to our transactions with the U.S. government and Chevron.

Revenues from major customers:
	Years ended December 31,
Dollars in millions	2017	2016	2015
U.S. government	$1,914	$1,090	$378
Chevron	$56	$105	$523

Percentages of revenues and accounts receivable from major customers:
	Years ended December 31,
	2017	2016	2015
U.S. government revenues percentage	46%	26%	7%
U.S. government receivables percentage	32%	27%	4%
Chevron revenues percentage	1%	2%	10%
Chevron receivables percentage	1%	1%	5%

Schedule Of Other Current Assets
The components of "Other current assets" on our consolidated balance sheets as of December 31, 2017 and 2016 are presented below:

	December 31,
Dollars in millions	2017	2016
Prepaid expenses	53	56
Value-added tax receivable	11	17
Other miscellaneous assets	29	30
Total other current assets	$93	$103

Components Of Other Current Liabilities
The components of "Other current liabilities" on our consolidated balance sheets as of December 31, 2017 and 2016 are presented below:

	December 31,
Dollars in millions	2017	2016
Reserve for estimated losses on uncompleted contracts (a)	$15	$63
Retainage payable	30	47
Income taxes payable	17	55
Restructuring reserves	9	30
Taxes payable not based on income	11	14
Value-added tax payable	13	16
Insurance payable	9	14
Dividend payable	11	12
Other miscellaneous liabilities	42	41
Total other current liabilities	$157	$292

(a)	See Note 2 to our consolidated financial statements for further discussion on significant reserves for estimated losses on uncompleted contracts.